Fair Value Measurement Hierarchy	12 Months Ended
Mar. 31, 2024
Disclosure of fair value measurement hierarchy [abstract]
Fair Value Measurement Hierarchy
44.
Fair value measurement hierarchy

The Group categorises assets and liabilities measured at fair value into one of three levels depending on the ability to observe inputs employed in their measurement which are described as follows:

•
Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities
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Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
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Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognised at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the year.

There were no material transfers between Level 1 and Level 2 fair value measurements, and no material transfers into or out of Level 3 fair value measurements during the years ended March 31, 2024 and 2023. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the year.

'The following table provides the fair value measurement hierarchy of the financial assets and liabilities of the Group:

		As at March 31, 2023		As at March 31, 2024		As at March 31, 2024
Particulars	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
		(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	6,336	6,336	3,566	3,566	43	43

Financial assets at fair value through profit or loss
Investments	Level 2	926	926	2,325	2,325	28	28

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	5,409	5,409	5,935	5,935	71	71

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	866	866	546	546	7	7

Financial liabilities at fair value through profit or loss
Derivative instruments
- public share warrants	Level 1	915	915	558	558	7	7
- private share warrants	Level 2	394	394	214	214	3	3

Set out below are the fair value hierarchy, valuation techniques and inputs used as at March 31, 2024 and March 31, 2023:

Particulars	Level	Valuation technique	Inputs used

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows

Financial assets at fair value
Investments	Level 2	Market value techniques	Market value of investments

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	Market value techniques	Volume Weight Average Price of the Company shares over 30 trading days

Financial liabilities at fair value through profit or loss
Derivative instruments

- public share warrants	Level 1	Market value techniques	Market value of warrants
- private share warrants	Level 2	Black Scholes method	Interest rates to discount future cash flows, share price and public share warrant price

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows